UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-10053
                                   811-10089

Name of Fund: BlackRock Short-Term Bond Fund
              Short-Term Bond Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Short-Term Bond Fund and Short-Term Bond Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. Schedule of Investments as of September 30, 2006

                                Beneficial
                                  Interest  Mutual Funds                                                                Value
---------------------------------------------------------------------------------------------------------------------------------
                             $ 594,356,983  Short-Term Bond Master Portfolio of Short-Term Bond Master Trust         $687,992,478
---------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $695,546,622) - 100.2%                          687,992,478

                                            Liabilities in Excess of Other Assets - (0.2%)                             (1,131,329)
                                                                                                                     ------------
                                            Net Assets - 100.0%                                                      $686,861,149
                                                                                                                     ============

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                      Face
                                    Amount  Asset-Backed Securities +                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                               $11,000,000  Ameriquest Mortgage Securities, Inc. Series 2004-FR1 Class A5, 4.455%
                                            due 5/25/2034                                                            $ 10,787,675
                                 3,700,000  Asset Backed Funding Certificates Series 2005-HE2 Class M9, 7.535%
                                            due 6/25/2035 (a)                                                           3,717,537
                                 1,250,000  Capital Auto Receivables Asset Trust Series 2004-2 Class D, 5.82%
                                            due 5/15/2012 (b)                                                           1,233,514
                                 2,596,873  Capital One Auto Finance Trust Series 2003-A Class A4A, 2.47%
                                            due 1/15/2010                                                               2,572,744
                                 1,977,259  Chase Funding Mortgage Loan Asset Backed Certificates Series 1999-4
                                            Class IA6, 7.407% due 9/25/2011                                             1,970,352
                                   659,803  Chase Manhattan Auto Owner Trust Series 2003-A Class CTFS, 2.04%
                                            due 12/15/2009                                                                651,559
                                 9,059,934  Countrywide Asset Backed Certificates Series 2004-13 Class AF3, 3.989%
                                            due 12/25/2034 (a)                                                          8,954,731
                                   122,777  First Franklin Mortgage Loan Asset Backed Certificates Series 2003-FF5
                                            Class A2, 6.052% due 3/25/2034 (a)                                            122,341
                                 9,140,536  First Horizon Asset Backed Securities Trust Series 2004-HE4 Class A2,
                                            4.07% due 7/25/2019                                                         8,976,665
                                 8,500,000  First National Master Note Trust Series 2003-2 Class C, 3.70%
                                            due 4/15/2009                                                               8,481,666
                                 5,516,280  GCO Slims Trust Series 2006-1A Class NOTE, 5.72% due 3/01/2022 (b)          5,481,803
                                 4,986,344  GSAA Trust Series 2004-10 Class AF2, 4.22% due 8/25/2034 (a)                4,938,946
                                 5,908,000  GSAA Trust Series 2005-12 Class AF2, 4.972% due 9/25/2035 (a)               5,838,954
                                16,400,000  National Collegiate Student Loan Trust Series 2005-2 Class AIO, 7.73%
                                            due 3/25/2012                                                               3,981,428
                                33,292,725  National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75%
                                            due 12/25/2009                                                              6,597,422
                                 2,377,349  Popular ABS Mortgage Pass-Through Trust Series 2004-5 Class AF2, 3.735%
                                            due 12/25/2034 (a)                                                          2,364,604
                                 3,500,000  Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class AF3, 4.142%
                                            due 5/25/2035 (a)                                                           3,449,458
                                10,550,000  Residential Asset Mortgage Products, Inc. Series 2003-RZ3 Class A6,
                                            3.40% due 3/25/2033                                                        10,047,940
                                 6,186,812  Soundview Home Equity Loan Trust Series 2003-2 Class A2, 5.98%
                                            due 11/25/2033 (a)                                                          6,232,051
                                   404,670  WFS Financial Owner Trust Series 2003-2 Class B, 2.48% due 12/20/2010         399,974
                                 2,143,439  WFS Financial Owner Trust Series 2003-4 Class B, 2.73% due 5/20/2011        2,111,331
                                10,800,000  WFS Financial Owner Trust Series 2004-4 Class A4, 3.44% due 5/17/2012      10,516,531
                                   260,591  Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due 3/15/2011              259,954
---------------------------------------------------------------------------------------------------------------------------------
                                            Total Asset-Backed Securities
                                            (Cost - $110,976,739) - 15.9%                                             109,689,180
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                      Face
                                    Amount  Government & Agency Obligations                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                               $ 4,530,000  Fannie Mae, 4% due 2/28/2007                                             $  4,506,014
                                 9,940,000  U.S. Treasury Notes, 3.625% due 4/30/2007                                   9,861,563
                                50,000,000  U.S. Treasury Notes, 4% due 8/31/2007 (i)                                  49,576,150
                                 2,900,000  U.S. Treasury Notes, 2.625% due 5/15/2008 (d)                               2,805,071
                                 2,235,000  U.S. Treasury Notes, 4.625% due 8/31/2011                                   2,237,445
---------------------------------------------------------------------------------------------------------------------------------
                                            Total Government & Agency Obligations (Cost - $69,714,484) - 10.0%         68,986,243
---------------------------------------------------------------------------------------------------------------------------------

                                            Government Agency Mortgage-Backed Securities +
---------------------------------------------------------------------------------------------------------------------------------
                                   435,174  Fannie Mae Guaranteed Pass-Through Certificates,
                                            6.50% due 8/01/2032 - 9/01/2032                                               444,830
                                 4,045,236  Fannie Mae Guaranteed Pass-Through Certificates,
                                            8% due 7/01/2027 - 11/01/2032                                               4,268,673
                                 8,500,000  Fannie Mae Trust Series 2003-17 Class QR,
                                            4.50% due 11/25/2025                                                        8,418,295
                                 3,568,117  Fannie Mae Trust Series 2003-23 Class AB,
                                            4% due 3/25/2017                                                            3,445,888
                                 4,049,159  Fannie Mae Trust Series 2003-48 Class HA,
                                            3.50% due 11/25/2017                                                        3,851,522
                                27,189,616  Freddie Mac Mortgage Participation Certificates,
                                            5% due 9/01/2019 - 5/01/2020                                               26,738,362
                                 2,893,408  Freddie Mac Multiclass Certificates Series 2590 Class XR,
                                            3.25% due 12/15/2013                                                        2,787,480
                                 6,714,523  Freddie Mac Multiclass Certificates Series 2651 Class GA,
                                            2.75% due 7/15/2018                                                         6,180,763
                                 9,119,314  Freddie Mac Multiclass Certificates Series 2673 Class ML,
                                            4% due 12/15/2022                                                           8,989,614
                                 6,496,250  Freddie Mac Multiclass Certificates Series 2677 Class HB,
                                            4% due 3/15/2014                                                            6,310,646
                                 3,005,298  Ginnie Mae Trust Series 2002-83 Class A,
                                            3.313% due 4/16/2017                                                        2,941,273
                                56,577,972  Ginnie Mae Trust Series 2002-94 Class XB,
                                            2.349% due 11/16/2007 (a)                                                     621,051
                                 7,621,565  Ginnie Mae Trust Series 2005-9 Class A,
                                            4.026% due 5/16/2022                                                        7,453,166
---------------------------------------------------------------------------------------------------------------------------------
                                            Total Government Agency Mortgage-Backed
                                            Securities (Cost - $85,224,810) - 12.0%                                    82,451,563
---------------------------------------------------------------------------------------------------------------------------------

                                            Non-Government Agency Mortgage-Backed Securities +
---------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage          4,079,089  Bank of America Mortgage Securities Series 2003-J Class 2A1, 4.08%
Obligations - 9.0%                          due 11/25/2033 (a)                                                          4,023,951
                                    96,673  BlackRock Capital Finance LP Series 1997-R2 Class AP, 8.017%
                                            due 12/25/2035 (a)(b)(f)                                                       96,673
                                 3,717,322  CS First Boston Mortgage Securities Corp. Series 2004-C3 Class A2,
                                            3.913% due 7/15/2036                                                        3,642,084
                                 8,737,034  JPMorgan Mortgage Trust Series 2005-A2 Class 4A1, 5.209% due
                                            4/25/2035 (a)                                                               8,547,309
                                 5,809,347  LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A1, 3.625%
                                            due 10/15/2029                                                              5,672,313
                                18,762,650  Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3, 5.907%
                                            due 3/25/2036 (a)                                                          18,932,189
                                   260,499  Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 8.36% due
                                            11/25/2034 (a)(b)                                                             208,399
                                 5,071,234  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 5.669%
                                            due 8/25/2035 (a)                                                           5,074,088
                                    27,555  Salomon Brothers Mortgage Securities Series 1986-1 Class A, 6%
                                            due 12/25/2011                                                                 27,461

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                      Face
                                    Amount  Non-Government Agency Mortgage-Backed Securities +                          Value
---------------------------------------------------------------------------------------------------------------------------------
                               $     6,250  Structured Mortgage Asset Residential Trust Series 1991-1 Class H,
                                            8.25% due 6/25/2022                                                      $      6,224
                                     1,060  Structured Mortgage Asset Residential Trust Series 1992-3A Class AA,
                                            8% due 10/25/2007                                                               1,060
                                    61,428  Walsh Acceptance Series 1997-2 Class A, 7.33% due 3/01/2027 (a)(b)             24,571
                                     3,666  Washington Mutual Series 2000-1 Class B1, 9.33% due 1/25/2040 (a)(b)            3,659
                                16,014,155  Washington Mutual Series 2004-AR3 Class A1, 3.918% due 6/25/2034 (a)       15,561,971
                                                                                                                     ------------
                                                                                                                       61,821,952
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed         765,397  Banc of America Commercial Mortgage, Inc. Series 2000-1 Class A1A,
Securities - 1.0%                           7.109% due 11/15/2008                                                         775,625
                                 4,093,438  Commercial Mortgage Pass-Through Certificates Series 2004-LB4A
                                            Class A1, 3.566% due 10/15/2037                                             4,013,597
                                 2,025,956  Greenwich Capital Commercial Funding Corp.
                                            Series 2004-GG1 Class A2, 3.835% due 6/10/2036                              2,006,812
                                                                                                                     ------------
                                                                                                                        6,796,034
---------------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed        77,225,777  CS First Boston Mortgage Securities Corp. Series 2003-CPN1 Class ASP,
Securities - 1.1% (c)                       1.584% due 3/15/2035 (a)                                                    2,940,927
                                28,440,215  Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class XP,
                                            2.059% due 1/11/2035 (a)                                                    1,801,122
                                70,606,349  LB-UBS Commercial Mortgage Trust Series 2002-C4 Class XCP, 1.475% due
                                            10/15/2035 (a)                                                              2,662,509
                                                                                                                     ------------
                                                                                                                        7,404,558
---------------------------------------------------------------------------------------------------------------------------------
                                            Total Non-Government Agency Mortgage-Backed
                                            Securities (Cost - $77,315,288) - 11.1%                                    76,022,544
---------------------------------------------------------------------------------------------------------------------------------

Industry                                    Corporate Bonds
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.5%       1,250,000  Goodrich Corp., 6.45% due 4/15/2008                                         1,266,389
                                 1,700,000  Raytheon Co., 6.75% due 8/15/2007                                           1,718,404
                                   880,000  Raytheon Co., 6.15% due 11/01/2008                                            895,180
                                                                                                                     ------------
                                                                                                                        3,879,973
---------------------------------------------------------------------------------------------------------------------------------
Air Freight &                    1,975,000  FedEx Corp., 5.50% due 8/15/2009                                            1,987,685
Logistics - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                    639,511  American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                   605,872
                                 1,800,825  Systems 2001 Asset Trust Pass-Through Trusts,
                                            6.664% due 9/15/2013 (b)                                                    1,894,198
                                                                                                                     ------------
                                                                                                                        2,500,070
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%               3,400,000  DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                       3,366,343
                                 2,000,000  DaimlerChrysler NA Holding Corp., 4.05% due 6/04/2008                       1,953,018
                                                                                                                     ------------
                                                                                                                        5,319,361
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%             1,800,000  Amgen, Inc., 4% due 11/18/2009                                              1,744,889
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.3%           1,070,000  The Bank of New York Co., Inc., 3.80% due 2/01/2008                         1,050,832
                                 2,400,000  The Bear Stearns Cos., Inc., 7.80% due 8/15/2007                            2,450,494
                                 1,000,000  Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                     989,224
                                 2,220,000  Goldman Sachs Group, Inc., 4.125% due 1/15/2008                             2,191,728
                                 2,510,000  Lehman Brothers Holdings, Inc., 3.60% due 3/13/2009                         2,423,305
                                                                                                                     ------------
                                                                                                                        9,105,583
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                 1,165,000  Potash Corp. of Saskatchewan Inc., 7.125% due 6/15/2007                     1,178,688
                                   500,000  Praxair, Inc., 6.625% due 10/15/2007                                          505,877
                                                                                                                     ------------
                                                                                                                        1,684,565
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.0%          2,050,000  First Tennessee Bank NA, 5.316% due 12/08/2008                              2,044,041
                                 2,000,000  FleetBoston Financial Corp., 3.85% due 2/15/2008                            1,962,754
                                 2,425,000  HBOS Treasury Services Plc, 3.50% due 11/30/2007 (b)                        2,378,268
                                 3,500,000  Keycorp, 5.711% due 7/23/2007 (a)                                           3,507,154
                                 1,210,000  M&I Marshall & Ilsley Bank, 4.40% due 3/15/2010                             1,181,820

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                               $ 1,545,000  Popular North America, Inc., 5.20% due 12/12/2007                        $  1,533,269
                                   670,000  Popular North America, Inc., 3.875% due 10/01/2008                            651,563
                                 1,260,000  Sovereign Bank, 4% due 2/01/2008                                            1,238,448
                                 2,500,000  US Bank NA, 4.125% due 3/17/2008                                            2,462,623
                                 1,500,000  Wachovia Corp., 6.15% due 3/15/2009                                         1,532,357
                                 2,200,000  Wells Fargo & Co., 4% due 8/15/2008                                         2,154,251
                                                                                                                     ------------
                                                                                                                       20,646,548
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services &            1,300,000  ILFC E-Capital Trust I, 5.90% due 12/21/2065 (a)(b)                         1,309,536
Supplies - 0.5%                  2,010,000  International Lease Finance Corp., 4.35% due 9/15/2008                      1,976,942
                                                                                                                     ------------
                                                                                                                        3,286,478
---------------------------------------------------------------------------------------------------------------------------------
Communications                     955,000  Cisco Systems, Inc., 5.269% due 2/20/2009 (a)                                 956,672
Equipment - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.4%          1,310,000  Capital One Bank, 4.875% due 5/15/2008                                      1,302,216
                                 1,600,000  Capital One Bank, 4.25% due 12/01/2008                                      1,565,107
                                 3,500,000  HSBC Finance Corp., 4.125% due 12/15/2008                                   3,423,889
                                 3,060,000  MBNA Corp., 5.625% due 11/30/2007                                           3,070,052
                                                                                                                     ------------
                                                                                                                        9,361,264
---------------------------------------------------------------------------------------------------------------------------------
Containers &                     3,950,000  Bemis Co., 6.50% due 8/15/2008                                              4,022,968
Packaging - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            3,800,000  Citigroup, Inc., 3.50% due 2/01/2008                                        3,718,775
Services - 4.1%                  2,700,000  General Electric Capital Corp. Series A, 3.75% due 12/15/2009               2,595,094
                                 1,335,000  General Motors Acceptance Corp., 6.125% due 8/28/2007                       1,333,098
                                 2,970,000  JPMorgan Chase & Co., 5.25% due 5/30/2007                                   2,968,646
                                 4,800,000  JPMorgan Chase & Co., 3.625% due 5/01/2008                                  4,686,144
                                 1,500,000  Links Finance Corp., 5.64% due 9/15/2010 (a)                                1,501,128
                                 1,500,000  Links Finance Corp. Series 54, 5.64% due 9/15/2010 (a)                      1,501,128
                                 1,500,000  Links Finance Corp. Series 55, 5.64% due 9/15/2010 (a)                      1,498,505
                                 5,500,000  Sigma Finance Corp., 7.405% due 8/15/2011 (e)                               5,500,000
                                 2,700,000  Sigma Finance Corp., 5.372% due 3/31/2014 (a)(e)                            2,707,417
                                                                                                                     ------------
                                                                                                                       28,009,935
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication    1,960,000  BellSouth Corp., 5.53% due 11/15/2007 (a)                                   1,962,336
Services - 2.5%                  2,500,000  Deutsche Telekom International Finance BV, 3.875% due 7/22/2008             2,443,250
                                 1,810,000  SBC Communications, Inc., 4.125% due 9/15/2009                              1,752,766
                                 4,250,000  TELUS Corp., 7.50% due 6/01/2007                                            4,305,437
                                 2,250,000  Telecom Italia Capital SA, 4% due 11/15/2008                                2,182,572
                                 1,250,000  Verizon Global Funding Corp., 7.60% due 3/15/2007                           1,261,781
                                 3,225,000  Verizon Global Funding Corp., 4% due 1/15/2008                              3,173,577
                                                                                                                     ------------
                                                                                                                       17,081,719
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.2%        1,485,000  American Electric Power Co., Inc., 4.709% due 8/16/2007                     1,474,859
                                 1,615,000  CC Funding Trust I, 6.90% due 2/16/2007                                     1,622,700
                                 2,430,000  Entergy Gulf States, Inc., 3.60% due 6/01/2008                              2,355,710
                                 1,020,000  FirstEnergy Corp., 5.50% due 11/15/2006                                     1,019,960
                                 3,330,000  National Rural Utilities Cooperative Finance
                                            Corp., 3.25% due 10/01/2007                                                 3,265,848
                                 1,970,000  Pepco Holdings, Inc., 5.50% due 8/15/2007                                   1,969,543
                                 1,000,000  Progress Energy Inc., 5.85% due 10/30/2008                                  1,009,267
                                 1,925,000  Southern California Edison Co., 5.566% due 2/02/2009 (a)                    1,926,856
                                   685,000  Xcel Energy, Inc., 3.40% due 7/01/2008                                        662,268
                                                                                                                     ------------
                                                                                                                       15,307,011
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples                   1,655,000  The Kroger Co., 7.25% due 6/01/2009                                         1,728,919
Retailing - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%             3,415,000  Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (b)                 3,321,685
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.1%             1,495,000  KeySpan Corp., 4.90% due 5/16/2008                                          1,486,474
                                 4,040,000  Nisource Finance Corp., 5.764% due 11/23/2009 (a)                           4,039,180
                                 2,070,000  Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                   2,044,732
                                                                                                                     ------------
                                                                                                                        7,570,386
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &        $ 4,020,000  Columbia/HCA-The Healthcare Co., 7% due 7/01/2007                        $  4,050,150
Services - 0.9%                  1,940,000  WellPoint, Inc., 3.75% due 12/14/2007                                       1,902,401
                                                                                                                     ------------
                                                                                                                        5,952,551
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &            1,000,000  Carnival Corp., 3.75% due 11/15/2007                                          981,906
Leisure - 0.8%                   2,420,000  Harrah's Operating Co., Inc., 7.125% due 6/01/2007                          2,437,828
                                 1,800,000  Hilton Hotels Corp., 7.95% due 4/15/2007                                    1,822,500
                                                                                                                     ------------
                                                                                                                        5,242,234
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%        1,095,000  Centex Corp., 5.739% due 8/01/2007 (a)                                      1,095,983
                                 4,075,000  DR Horton, Inc., 7.50% due 12/01/2007                                       4,162,140
                                 2,420,000  Pulte Homes, Inc., 4.875% due 7/15/2009                                     2,377,052
                                                                                                                     ------------
                                                                                                                        7,635,175
---------------------------------------------------------------------------------------------------------------------------------
Industrial                       1,280,000  Textron, Inc., 6.375% due 11/15/2008                                        1,309,955
Conglomerates - 0.3%               500,000  Tyco International Group SA, 6.125% due 11/01/2008                            507,304
                                                                                                                     ------------
                                                                                                                        1,817,259
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.1%                 1,960,000  Hartford Financial Services Group, Inc., 4.70% due 9/01/2007                1,947,050
                                   385,000  Monumental Global Funding II, 3.85% due 3/03/2008 (b)                         376,999
                                 2,490,000  The Phoenix Cos., Inc., 6.675% due 2/16/2008                                2,505,064
                                 1,470,000  Protective Life Secured Trust, 5.58% due 1/14/2008 (a)                      1,472,581
                                 3,200,000  Prudential Financial, Inc., 4.104% due 11/15/2006                           3,195,789
                                 1,500,000  Prudential Financial, Inc., 3.75% due 5/01/2008                             1,465,870
                                 1,910,000  RenaissanceRe Holdings Ltd., 7% due 7/15/2008                               1,954,203
                                 1,250,000  The St. Paul Travelers Cos., Inc., 5.01% due 8/16/2007                      1,242,396
                                                                                                                     ------------
                                                                                                                       14,159,952
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                   375,000  John Deere Capital Corp., 5.40% due 4/07/2010                                 377,057
---------------------------------------------------------------------------------------------------------------------------------
Media - 2.3%                     1,655,000  COX Communications, Inc., 4.625% due 1/15/2010                              1,609,832
                                 2,420,000  Clear Channel Communications, Inc., 4.625% due 1/15/2008                    2,388,726
                                 2,600,000  Comcast Cable Communications, 8.375% due 5/01/2007                          2,644,086
                                 1,200,000  Comcast Cable Communications, 6.20% due 11/15/2008                          1,223,479
                                 1,470,000  Comcast Corp., 5.674% due 7/14/2009 (a)                                     1,472,498
                                 1,220,000  News America, Inc., 6.75% due 1/09/2038                                     1,263,881
                                 2,000,000  Time Warner Companies, Inc., 8.18% due 8/15/2007                            2,046,462
                                 3,545,000  Time Warner, Inc., 6.15% due 5/01/2007                                      3,558,893
                                                                                                                     ------------
                                                                                                                       16,207,857
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.3%             400,000  Ameren Corp., 4.263% due 5/15/2007                                            397,219
                                 2,395,000  Dominion Resources, Inc., 5.687% due 5/15/2008                              2,404,798
                                 2,000,000  Dominion Resources, Inc. Series D, 5.125% due 12/15/2009                    1,986,948
                                 4,040,000  Sempra Energy, 4.621% due 5/17/2007                                         4,020,414
                                                                                                                     ------------
                                                                                                                        8,809,379
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%            600,000  Target Corp., 5.40% due 10/01/2008                                            602,699
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable            2,500,000  Burlington Resources Finance Co., 5.60% due 12/01/2006                      2,500,615
Fuels - 1.5%                     2,250,000  Midamerican Energy Holdings Co., 4.625% due 10/01/2007                      2,234,030
                                 1,910,000  Midamerican Energy Holdings Co., 3.50% due 5/15/2008                        1,856,864
                                   325,833  Pemex Finance Ltd., 8.45% due 2/15/2007                                       327,652
                                 3,430,000  Pemex Project Funding Master Trust, 6.69% due 6/15/2010 (a)(b)              3,505,460
                                                                                                                     ------------
                                                                                                                       10,424,621
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment           1,400,000  Nationwide Health Properties, Inc., 7.60% due 11/20/2028                    1,545,410
Trusts (REITs) - 0.7%            1,400,000  Nationwide Health Properties, Inc., 6.59% due 7/07/2038                     1,428,440
                                 2,000,000  Westfield Capital Corp. Ltd., 5.766% due 11/02/2007 (a)(b)                  2,005,264
                                                                                                                     ------------
                                                                                                                        4,979,114
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%               6,800,000  CSX Corp., 7.45% due 5/01/2007                                              6,875,548
                                   870,000  Norfolk Southern Corp., 7.35% due 5/15/2007                                   879,535
                                                                                                                     ------------
                                                                                                                        7,755,083
---------------------------------------------------------------------------------------------------------------------------------
Software - 0.6%                  3,850,000  Oracle Corp. and Ozark Holding, Inc., 5.603% due 1/13/2009 (a)              3,854,824
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage             $ 2,150,000  Countrywide Home Loans, Inc., 4.25% due 12/19/2007                       $  2,123,779
Finance - 0.9%                   4,390,000  Residential Capital Corp., 6.125% due 11/21/2008                            4,407,178
                                                                                                                     ------------
                                                                                                                        6,530,957
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       5,200,000  Sprint Capital Corp., 6% due 1/15/2007                                      5,205,574
Services - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
                                            Total Corporate Bonds  (Cost - $238,486,502) - 34.5%                      237,070,047
---------------------------------------------------------------------------------------------------------------------------------

                                            Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
Commercial Paper* - 4.9%        34,000,000  UBS Finance (Delaware) LLC, 5.25% due 10/02/2006                           34,000,000
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.3%             1,970,348  Brown Brothers Harriman & Co., 4.63% due 10/02/2006                         1,970,348
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency          73,300,000  Federal Home Loan Bank System, 4.40% due 10/02/2006                        73,300,000
Obligations * - 10.7%
---------------------------------------------------------------------------------------------------------------------------------

                                Beneficial
                                  Interest
---------------------------------------------------------------------------------------------------------------------------------
                               $45,675,000  BlackRock Liquidity Series, LLC Money Market Series,                       45,675,000
                                            5.33% (f)(g)(h)
---------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities (Cost - $154,945,348) - 22.5%                 154,945,348
---------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $736,663,171**) - 106.0%                        729,164,925

                                            Liabilities in Excess of Other Assets - (6.0%)                            (41,172,447)
                                                                                                                     ------------
                                            Net Assets - 100.0%                                                      $687,992,478
                                                                                                                     ============

* Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 736,660,875
                                                                  =============
      Gross unrealized appreciation                               $     583,299
      Gross unrealized depreciation                                  (8,079,249)
                                                                  -------------
      Net unrealized depreciation                                 $  (7,495,950)
                                                                  =============

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
(a)   Floating rate security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)   Represents the interest only portion of a mortgage-backed obligation.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e) Restricted securities as to resale, representing 1.2% of net assets, were as follows:

      -------------------------------------------------------------------------
                               Acquisition
      Issue                        Date             Cost               Value
      -------------------------------------------------------------------------
      Sigma Finance Corp.,
      7.405% due 8/15/2011      2/13/2004      $  5,500,000        $  5,500,000
      Sigma Finance Corp.,
      5.372% due 3/31/2014      3/26/2004         2,700,000           2,707,417
      -------------------------------------------------------------------------
      Total                                    $  8,200,000        $  8,207,417
                                               ================================

(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                    Net              Interest
      Affiliate                                  Activity             Income
      -------------------------------------------------------------------------
      BlackRock Capital Finance
      LP Series 1997-R2 Class AP,
       8.017% due 12/25/2035                   $    (13,248)       $      1,811
      BlackRock Liquidity Series,
       LLC Money Market Series                 $ (5,325,000)       $     15,008
      -------------------------------------------------------------------------

(g)   Represents the current yield as of September 30, 2006.
(h)   Security was purchased with the cash proceeds from securities loans.
(i)   Security, or a portion of security, is on loan.

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Number of                     Expiration          Face        Unrealized
      Contracts         Issue          Date            Value       Appreciation
      -------------------------------------------------------------------------
         883         2-Year U.S.
                    Treasury Note  December 2006   $ 180,258,397   $    315,103
      -------------------------------------------------------------------------

o     Financial futures contracts sold as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Number of                     Expiration          Face        Unrealized
      Contracts         Issue          Date            Value       Depreciation
      -------------------------------------------------------------------------
         419         5-Year U.S.
                    Treasury Note  December 2006   $  43,849,913   $   (361,134)
      -------------------------------------------------------------------------

o     Swaps outstanding as of September 30, 2006 were as follows:

      ------------------------------------------------------------------------------------
                                                                               Unrealized
                                                              Notional        Appreciation
                                                               Amount        (Depreciation)
      ------------------------------------------------------------------------------------
      Sold credit default protection on WFS
      Financial Owner Trust Series 2003-2
      Class C and receive 0.41%

      Broker, Morgan Stanley Capital Services Inc.
      Expires December 2010                                    $  1,572,000   $        399

      Receive a floating rate based on 1-month
      Libor plus 0.47%, which is capped at a fixed coupon of 6%, and pay a floating rate based on 1-month LIBOR

      Broker, Credit Suisse First Boston International
      Expires June 2011                                        $ 37,500,000        (10,267)
      -------------------------------------------------------------------------------------
      Total                                                                   $     (9,868)
                                                                              ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund and Short-Term Bond Master Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Short-Term Bond Fund Short-Term Bond Master Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Short-Term Bond Fund and
    Short-Term Bond Master Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Short-Term Bond Fund and
    Short-Term Bond Master Trust

Date: November 17, 2006